Short-Term Bank Loans (Details)	6 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Nov. 16, 2023 USD ($)	Nov. 16, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 20, 2023 USD ($)	Sep. 20, 2023 CNY (¥)	Aug. 30, 2023 USD ($)	Aug. 30, 2023 CNY (¥)	Mar. 30, 2023 USD ($)	Mar. 30, 2023 CNY (¥)	Mar. 17, 2023 USD ($)	Mar. 17, 2023 CNY (¥)	Feb. 13, 2023 USD ($)	Feb. 13, 2023 CNY (¥)	Jul. 29, 2022 USD ($)	Jul. 29, 2022 CNY (¥)	Jul. 27, 2022 USD ($)	Jul. 27, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Jul. 29, 2021 USD ($)	Jul. 29, 2021 CNY (¥)
Short-Term Bank Loans [Line Items]
Loan amount	$ 1,931,933		$ 415,495	¥ 3,000,000	$ 2,442,609	$ 138,498	¥ 1,000,000	$ 692,493	¥ 5,000,000	$ 411,184	¥ 3,000,000	$ 274,123	¥ 2,000,000	$ 274,123	¥ 2,000,000	$ 140,578	¥ 1,000,000	$ 702,889	¥ 5,000,000	$ 281,155	¥ 2,000,000
Fixed interest rate			2.80%	2.80%		5.50%	5.50%			4.35%	4.35%	6.00%	6.00%	4.35%	4.35%					6.00%	6.00%	4.35%	4.35%
Annual interest rate												5.00%	5.00%			6.00%	6.00%
Renewd loan												$ 276,997	¥ 2,000,000									$ 415,495	¥ 3,000,000
Weighted average annual interest rate	5.87%	5.31%
Interest expense	$ 58,590	$ 43,144
Huaxia Bank [Member]
Short-Term Bank Loans [Line Items]
Loan amount												$ 685,307	¥ 5,000,000